Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004






March 5, 2008


VIA EDGAR


Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      RYDEX ETF TRUST (FILE NOS. 333-101625 AND 811-21261)
         ----------------------------------------------------


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of Rydex ETF Trust (the "Trust") that the forms of prospectuses and Statements of Additional Information dated March 1, 2008 that would have been filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 10 to the Trust's registration statement on Form N-1A, filed electronically with the SEC via EDGAR Accession No. 0000935069-08-000443 on February 28, 2008.

Please  do not  hesitate  to  contact  me at  202.739.5654  or Laura  Flores  at
202.739.5684 should you have any questions.

Sincerely,

/S/ W. JOHN MCGUIRE
-------------------
W. John McGuire